Concentration of Credit Risk and Other Risks and Uncertainties	3 Months Ended
Jan. 31, 2012
Risks and Uncertainties [Abstract]
Concentration Risk Disclosure [Text Block]
3.	Concentration of Credit Risk and Other Risks and Uncertainties

As of January 31, 2012, the amounts due two former consultants to the Company represented 44% ($298,748) and 16% ($112,000) of the total amount due for accounts payable to non-affiliates.